UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported)
February 12, 2018
Upgrade, Inc.
(Exact name of securitizer as specified in its charter)

none	0001720270
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Adelina Grozdanova, Head of Investor Group
(415) 691-4088
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Upgrade, Inc.
(Securitizer)

By: Adelina Grozdanova

	By:	/s/ Adelina Grozdanova
Name: Adelina Grozdanova
Title: EVP, Head of Investor Group
Date: February 12, 2018